Capital structure financial policies	12 Months Ended
Dec. 31, 2020
Capital structure financial policies
Capital structure financial policies

3.    Capital structure financial policies

Our objective when managing capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at acceptable risk levels.

In the management of capital and in its definition, we include common equity (excluding accumulated other comprehensive income), long-term debt (including long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income) and cash and cash equivalents. We manage capital by monitoring the financial covenants prescribed in our credit facility (Note 16(b)).

We manage our capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our capital structure, we may issue new shares, issue new debt and/or issue new debt to replace existing debt with different characteristics, or pay down our debt balance.

Subsequent to year end and in connection with our IPO on February 3, 2021, we issued 20,997,375 subordinate voting shares to new investors at $25.00 per share for net proceeds of $490.0 million (net of underwriting discounts, commissions and other transaction costs), which were used to repay a portion of outstanding borrowings under our credit agreement (see Notes 16(b) and 17(a)).